GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 07, 2021	Apr. 02, 2018	Dec. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Purchase of redeemable non-controlling interest				$ 1,891
Cash distribution per share			$ 1.079
Cash distribution aggregate amount			$ 25,000
Dividend redeemable non-controlling interests				$ 1,935
Percentage of reduction in revenue				6.20%
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Total purchase price		$ 2,846
Purchase of interest (as a percent)		55.00%		45.00%
Acquisition costs						67
Percentage of minority shareholder in put option		45.00%
Purchase of redeemable non-controlling interest		$ 1,533				$ 1,533
Subsequent Event [Member] | Aeronautics Ltd. [Member] | Integrated Solutions (Project) Division [Member]
Business Acquisition [Line Items]
Cash consideration for division purchase	$ 35,000